Long-term Debt - Summary of Transactions and Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Balance at January 1	$ 40,532	$ 8,834
Stated and accreted interest	4,388	2,209
Drawdown on non-revolving line of credit (second term loan)		29,123
Issuance of secured convertible debentures		2,410
Conversion of secured convertible debt into shares	(2,664)
Repayment of principal		(165)
Repayment of stated interest	(3,945)	(1,879)
Balance at December 31	$ 38,311	$ 40,532